Report Of The Directors Financial Review Risk Report - Balance Sheet Of Insurance Manufacturing Subsidiaries By Type Of Contract (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,433,785	$ 2,293,296
– trading assets	287,995	235,125
– financial assets designated at fair value	29,464	24,756
Derivatives	219,818	290,872
– other financial assets	14,353	12,298
Total assets	2,521,771	2,374,986	$ 2,409,656
Liabilities under insurance contracts	83,196	73,453
Deferred tax	1,982	1,623
Other liabilities	21,202	19,483
Total liabilities	2,323,900	2,192,408
Total equity	197,871	182,578	$ 197,518	$ 199,978
Total liabilities and equity	2,521,771	2,374,986
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	26,007	22,281
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	7,280	6,629
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	49,909	44,543
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	95,704	84,043
– trading assets	0	2
– financial assets designated at fair value	28,557	24,299
Derivatives	340	273
– financial investments – HTM	39,029	34,115
– financial investments – AFS	21,993	19,920
– other financial assets	5,785	5,434
Reinsurance assets	2,536	1,868
PVIF	6,610	6,502
Other assets and investment properties	3,267	2,417
Total assets	108,117	94,830
Liabilities under investment contracts designated at fair value	5,635	6,002
Liabilities under insurance contracts	85,667	75,273
Deferred tax	1,259	1,189
Other liabilities	3,325	1,805
Total liabilities	95,886	84,269
Total equity	12,231	10,561
Total liabilities and equity	108,117	94,830
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	65,112	57,004
– trading assets	0	0
– financial assets designated at fair value	15,533	12,134
Derivatives	286	212
– financial investments – HTM	29,302	25,867
– financial investments – AFS	15,280	14,359
– other financial assets	4,711	4,432
Reinsurance assets	1,108	498
PVIF	0	0
Other assets and investment properties	1,975	1,716
Total assets	68,195	59,218
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	67,137	58,800
Deferred tax	14	13
Other liabilities	0	0
Total liabilities	67,151	58,813
Total equity	0	0
Total liabilities and equity	67,151	58,813
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	9,081	8,877
– trading assets	0	0
– financial assets designated at fair value	8,814	8,592
Derivatives	0	2
– financial investments – HTM	0	0
– financial investments – AFS	0	0
– other financial assets	267	283
Reinsurance assets	274	322
PVIF	0	0
Other assets and investment properties	2	5
Total assets	9,357	9,204
Liabilities under investment contracts designated at fair value	1,750	2,197
Liabilities under insurance contracts	7,548	6,949
Deferred tax	6	3
Other liabilities	0	0
Total liabilities	9,304	9,149
Total equity	0	0
Total liabilities and equity	9,304	9,149
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	14,849	13,021
– trading assets	0	2
– financial assets designated at fair value	2,951	2,889
Derivatives	13	13
– financial investments – HTM	6,396	5,329
– financial investments – AFS	4,836	4,206
– other financial assets	653	582
Reinsurance assets	1,154	1,048
PVIF	0	0
Other assets and investment properties	164	171
Total assets	16,167	14,240
Liabilities under investment contracts designated at fair value	3,885	3,805
Liabilities under insurance contracts	10,982	9,524
Deferred tax	9	7
Other liabilities	0	0
Total liabilities	14,876	13,336
Total equity	0	0
Total liabilities and equity	14,876	13,336
Insurance Manufacturing Subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	6,662	5,141
– trading assets	0	0
– financial assets designated at fair value	1,259	684
Derivatives	41	46
– financial investments – HTM	3,331	2,919
– financial investments – AFS	1,877	1,355
– other financial assets	154	137
Reinsurance assets	0	0
PVIF	6,610	6,502
Other assets and investment properties	1,126	525
Total assets	14,398	12,168
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	1,230	1,166
Other liabilities	3,325	1,805
Total liabilities	4,555	2,971
Total equity	12,231	10,561
Total liabilities and equity	$ 16,786	$ 13,532